ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE AND OTHER
Schedule of accounts receivable and other

December 31,	2013	2012
(millions of Canadian dollars)
Unbilled revenues	2,773	2,289
Trade receivables	1,215	677
Taxes receivable	200	123
Regulatory assets	54	-
Short-term portion of derivative assets (Note 23)	385	383
Prepaid expenses and deposits	123	132
Current deferred income taxes (Note 24)	120	167
Dividends receivable	26	26
Other	98	266
Allowance for doubtful accounts	(38)	(49)
	4,956	4,014